Related Party Transactions (Details) - USD ($) shares in Millions, $ in Millions		9 Months Ended		12 Months Ended
	Sep. 20, 2019	Sep. 27, 2019	Sep. 28, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2019
Related Party Transaction [Line Items]
Payments to acquire businesses	$ 2,000.0
Common stock, shares issued (in shares)	127.9
Operating lease ROU assets		$ 201.8					$ 182.0
Operating lease liability		213.8					$ 191.0
Lease liabilities		27.1		$ 0.0
Lease liabilities		186.7		0.0
Related party revenue		0.0	$ 0.0
Danaher
Related Party Transaction [Line Items]
Payments to acquire businesses		2,000.0
Common stock, shares issued (in shares)	127.9
Related party expenses		62.1	66.2	88.7	$ 84.1	$ 81.9
Operating lease ROU assets		25.0
Operating lease liability		26.0
Lease liabilities		3.0
Lease liabilities		23.0
Fees incurred by Danaher in relation to the initial public offering	$ 7.0
Danaher | General and Administrative Expense
Related Party Transaction [Line Items]
Related party expenses		23.2	23.1	31.5	31.5	31.5
Danaher | Insurance programs expenses
Related Party Transaction [Line Items]
Related party expenses		2.7	2.9	3.9	4.3	3.7
Danaher | Medical insurance programs expenses
Related Party Transaction [Line Items]
Related party expenses		35.5	39.4	52.2	47.2	45.5
Danaher | Deferred compensation program expenses
Related Party Transaction [Line Items]
Related party expenses		$ 0.7	$ 0.8	$ 1.1	$ 1.1	$ 1.2